SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Sep. 17, 2024	Feb. 29, 2024	May 31, 2023
Short-Term Debt [Line Items]
Debt conversion to shares	270,000
Common Class A [Member]
Short-Term Debt [Line Items]
Conversion price			$ 10.00
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 2,700,000	$ 1,000,000
Debt conversion to shares	270,000